Investments Accounted for Using the Equity Method	12 Months Ended
Mar. 31, 2019
Equity Method Investments [Abstract]
Investments Accounted for Using the Equity Method
Investments Accounted for Using the Equity Method
Teva Takeda Pharma
Teva Takeda Pharma Ltd. ("Teva Takeda Pharma") is a business venture of Takeda and Teva Pharmaceutical Industries Ltd. ("Teva") headquartered in Israel.
On April 1, 2016, Takeda sold its off-patented and long-listed products business in Japan to Teva Takeda Yakuhin Ltd. ("Teva Takeda Yakuhin”), a subsidiary of Teva Takeda Pharma, and received 49.0% of shares of Teva Takeda Pharma as consideration for the business. The remainder of Teva Takeda Pharma is owned by a subsidiary of Teva. The long-listed products business had a book value of 3,755 million JPY on the date of disposal. Takeda has significant influence over Teva Takeda Pharma and has applied the equity method. Takeda accounted for the transaction based on IAS 28 'Investments in Associates and Joint Ventures’. Under this accounting, Takeda recognized a gain for the difference between the fair value consideration received (shares of Teva Takeda Pharma) and the carrying value of the business to the extent it had disposed of the business and it deferred the remainder of the gain (49)%. The gain on transfer of business recorded in other operating income for the year ended March 31, 2017 was 115,363 million JPY, which included the gain of 102,899 million JPY recognized at the date of disposal. The remainder of the gain was deferred and is amortized over 15 years, which is the same period as the intangible assets identified in the purchase price allocation. The amortization of the gain is recorded in other operating income.
Teva Takeda Pharma, which continues its generics business, and Teva Takeda Yakuhin, which operates the long-listed products business and its generics business, are jointly engaged in business in Japan. Takeda recognizes revenue for product sales of goods related to its supply of the long-listed products, to Teva Takeda Yakuhin and service revenue for its distribution using its channel to deliver products including generic products of Teva Takeda Pharma and Teva Takeda Yakuhin, to healthcare providers.
The summarized consolidated financial information of Teva Takeda Pharma and Teva Takeda Yakuhin is as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Revenue	¥105,547	¥103,719	¥89,686
Net loss for the year	(4,132)	(66,301)	(87,106)
Other comprehensive income (loss)	—	—	—
Total comprehensive loss for the year	(4,132)	(66,301)	(87,106)
Total comprehensive loss for the year (49.0%)	(2,025)	(32,487)	(42,682)
Other	(120)	(137)	211
Takeda’s share of loss for the year	¥(2,145)	¥(32,624)	¥(42,471)

	JPY (millions) As of March 31
	2018	2019
Non-current assets	¥163,979	¥111,379
Current assets	97,865	108,423
Non-current liabilities	(31,901)	(15,615)
Current liabilities	(20,119)	(18,695)
Equity	¥209,824	¥185,492
Takeda’s share of equity (49.0%)	¥102,814	¥90,891
Goodwill	66,094	32,921
Deferred gain	(73,554)	(39,881)
Carrying amount of investments accounted for using the equity method	¥95,354	¥83,931

The results of Teva Takeda Pharma and Teva Takeda Yakuhin for the year ended March 31, 2018 included an impairment loss of 104,753 million JPY of which, 35,725 million JPY represents Takeda’s share. The results for the year ended March 31, 2019 included an impairment loss of 117,890 million JPY, of which 50,183 million JPY represents Takeda’s share. These impairments relate to changes in the business environment such as the revision of the pharmaceutical pricing system in Japan.
Takeda received dividends of 4,159 million JPY from Teva Takeda Pharma for the year ended March 31, 2018. There were no dividends received from Teva Takeda Pharma for the year ended March 31, 2019. Teva Takeda Pharma cannot distribute its profits without the consent from the two venture partners.
Associates that are individually immaterial to Takeda
Financial information for associates, which are individually immaterial to Takeda, is as follows: These amounts are based on the shareholding ratio of Takeda.

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Net profit (loss) for the year	¥599	¥425	¥(1,156)
Other comprehensive income (loss)	(38)	382	(94)
Total comprehensive income (loss) for the year	¥561	¥807	¥(1,250)
The carrying amount of the investments in associates, which are individually immaterial to Takeda, is as follows:

	JPY (millions) As of March 31
	2018	2019
Carrying amount of investments accounted for using the equity method	¥12,595	¥30,727